PROPERTY AND EQUIPMENT: Schedule of Property and Equipment (Sptember 30 2019 Unaudted) (Details) - USD ($)	Mar. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Details
Furniture and fixtures	$ 20,000	[1]	$ 20,000	$ 20,000
Equipment	80,000	[1]	80,000	80,000
Property, Plant and Equipment, Gross	100,000	[1]	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	[1]	(100,000)
Property, Plant and Equipment, Other, Net	0	[1]	0
Less accumulated depreciation and amortization			(100,000)	(100,000)
PROPERTY AND EQUIPMENT, NET	$ 0		$ 0	$ 0

[1]	Unaudited.